Segmented information - Mining Interest by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Mining interests	$ 2,336,067	$ 2,463,255	$ 2,177,467
Mali
Disclosure of operating segments [line items]
Mining interests	1,084,580	1,134,868
Philippines
Disclosure of operating segments [line items]
Mining interests	636,525	685,139
Namibia
Disclosure of operating segments [line items]
Mining interests	307,434	336,897
COLOMBIA
Disclosure of operating segments [line items]
Mining interests	130,096	105,665
Nicaragua
Disclosure of operating segments [line items]
Mining interests	93,728	76,235
Burkina Faso
Disclosure of operating segments [line items]
Mining interests	21,087	81,382
CANADA
Disclosure of operating segments [line items]
Mining interests	23,420	24,160
Finland
Disclosure of operating segments [line items]
Mining interests	12,561	9,034
Total
Disclosure of operating segments [line items]
Mining interests	$ 26,636	$ 9,875